ACQUISITION (Summary of Business Combinations) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
ACQUISITIONS [Line Items]
Date of acquisition	Nov. 20, 2017
Purchase price		¥ 22,830
Goodwill		5,212
Intangibles with indefinite life		5,920
Amortizable intangibles		¥ 1,438